Other Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Other Accrued Expenses and Other Liabilities

8. Other Accrued Expenses and Other Liabilities

The following table details the major components of Other accrued expenses (current):

	December 31, 2017	December 31, 2016
Unearned/deferred revenue	$4,487	$3,787
Warranty	2,978	4,568
Restructuring and exit costs	2,551	459
Taxes other than income	2,432	1,424
Accrued freight, travel and transportation	1,397	1,384
Short-term capital lease obligations	1,041	694
Accrued rebates	617	473
Other (none of which are individually significant)	6,447	8,837

Total other accrued expenses	$21,950	$21,626

The following table details the major components of Other liabilities (noncurrent):

	December 31, 2017	December 31, 2016
Defined benefit and other post-retirement benefit plans	$12,650	$16,510
Long-term capital lease obligations	3,742	1,919
Warranty	92	98
Other (none of which are individually significant)	207	756

Total other liabilities	$16,691	$19,283

Warranty

Estimated warranty program claims are provided for at the time of sale. Amounts provided for are based on historical costs, claims experience and adjusted for new claims. The changes in the carrying amount of product warranties were as follows:

	Years Ended December 31,
	2017	2016	2015
Balance, beginning of year	$4,666	$4,421	$6,717
Provision for warranties	309	2,109	1,266
Settlements made	(1,896)	(1,518)	(3,168)
Other adjustments, including currency translation	(9)	(346)	(394)

Balance, end of year	$3,070	$4,666	$4,421